245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 1, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Sustainable Target Date 2010 Fund

Fidelity Sustainable Target Date 2015 Fund

Fidelity Sustainable Target Date 2020 Fund

Fidelity Sustainable Target Date 2025 Fund

Fidelity Sustainable Target Date 2030 Fund

Fidelity Sustainable Target Date 2035 Fund

Fidelity Sustainable Target Date 2040 Fund

Fidelity Sustainable Target Date 2045 Fund

Fidelity Sustainable Target Date 2050 Fund

Fidelity Sustainable Target Date 2055 Fund

Fidelity Sustainable Target Date 2060 Fund

Fidelity Sustainable Target Date 2065 Fund

Fidelity Sustainable Target Date 2070 Fund

Fidelity Sustainable Target Date Retirement Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust